CONDENSED CONSOLIDATED BALANCE SHEETS	Dec. 31, 2021 USD ($)
Current assets
Cash	$ 453,151
Prepaid expense	21,215
Prepaid insurance	61,846
Total Current Assets	536,212
Investments held in Trust Account	117,320,973
Total assets	117,857,185
Current Liabilities
Accrued expenses	$ 125,972
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]
Franchise tax payable	$ 164,008
Total Current Liabilities	289,980
Warrant liabilities	4,851,668
Deferred underwriter fee payable	4,025,000
Extension loan	$ 0
Other Liability, Noncurrent, Related Party, Type [Extensible Enumeration]	Related Party [Member]
Total liabilities	$ 9,166,648
Commitments and Contingencies
Stockholders' Deficit
Preferred shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Accumulated deficit	(8,609,810)
Total Stockholders' Deficit	(8,609,463)
Total Liabilities and Stockholders' Deficit	117,857,185
Class A Common Stock subject to possible redemption
Current Liabilities
Class A Common Stock subject to possible redemption; 2,731,544 shares at redemption value of $10.96 and $10.53 per share as of June 30, 2023 and December 31, 2022, respectively	117,300,000
Class A Common Stock not subject to possible redemption
Stockholders' Deficit
Common stock	59
Class B Common Stock
Stockholders' Deficit
Common stock	$ 288